Cover	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	Coupa Software Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37901
Entity Tax Identification Number	20-4429448
Entity Address, Address Line One	1855 S. Grant Street
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	931-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COUP
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001385867
Security Exchange Name	NASDAQ